GOING CONCERN (Detail Textuals) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Going Concern [Abstract]
Retained Earnings (Accumulated Deficit)	$ (15,498,913)	$ (13,597,868)	$ (1,157,845)
Net proceeds in february 2019	7,300,000	7,200,000
Proceeds from grants received in march 2019	600,000	600,000
Additional grants receivable on or prior to Q1 2020	$ 400,000	$ 400,000